STOCK OPTIONS (Details Narrative) - Warrants One [Member]	2 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CAD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 CAD ($) shares	Oct. 31, 2023 USD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Fair value of warrants	$ 112,078	$ 148,466			$ 450,325	$ 611,439	$ 23,260	$ 272,918
Options granted to employees and service providers	600,000	600,000	6,755,000	6,755,000
Fair value of option	$ 112,078	$ 148,466	$ 2,411,071	$ 3,258,515